Subsequent Event	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENT

NOTE 16:- SUBSEQUENT EVENT

On February 16, 2021, the Company announced the sale of $75 million of exchangeable senior notes due in 2026 (the “notes”) to Highbridge Capital Management, LLC. The notes were sold at 100% of the principal amount thereof, are senior unsecured obligations of the Company and its wholly owned subsidiary and will accrue interest at a rate of 5.875% per year. Subject to certain limitations, the holders of the notes can elect to exchange the notes for the Company’s Ordinary shares at an initial exchange rate of 56.3063 shares per $1,000 principal amount of notes (equivalent to an exchange price of $17.76 per share). The Company may redeem all or a portion of the notes for cash, at its option, at 100% of the principal amount plus accrued and unpaid interest on the notes to be redeemed if the closing price of its Ordinary shares has been at least 130% of the exchange price for at least 20 trading days during any 30 consecutive trading day period.